HIGHLIGHTS OF 2023 (Details) R$ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) employee	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
HIGHLIGHTS OF 2022
Capital injection				R$ 1,439,478	R$ 74,307	R$ 274,354
Expenses related to Voluntary Redundancy Plan - 2023				R$ 544,749
Number of notes issued			7,000,000
Number of quantity of employees				1,573
Positive earnings of compulsory loan				R$ 1,954,876
Eletrobras fourth issue of simple debentures
HIGHLIGHTS OF 2022
Value of notes issued			R$ 7,000,000
Eletrosul fourth issue of simple debentures by Eletrosul.
HIGHLIGHTS OF 2022
Value of notes issued			R$ 250,000
Furnas first issue of commercial paper
HIGHLIGHTS OF 2022
Number of notes issued			3,500,000
Value of notes issued			R$ 3,500,000
Furnas | Baguari I geracao da energia S.A
HIGHLIGHTS OF 2022
Percentage of equity interest /Percentage of participation		100.00%
Furnas | Retiro Baixo Energtica S.A.
HIGHLIGHTS OF 2022
Percentage of equity interest /Percentage of participation	100.00%
Furnas | Vale do Sao Bartolomeu Transmissora de Energia S.A.
HIGHLIGHTS OF 2022
Percentage of voting equity interests acquired				51.00%
Furnas | Triangulo Mineiro Transmissora S.A.
HIGHLIGHTS OF 2022
Percentage of voting equity interests acquired				51.00%
Furnas
HIGHLIGHTS OF 2022
Percentage of equity interest /Percentage of participation				100.00%	99.67%
Eletronorte
HIGHLIGHTS OF 2022
Percentage of equity interest /Percentage of participation				100.00%	99.69%
Eletronorte | Neoenergia
HIGHLIGHTS OF 2022
Cash transferred upon exchange of interests			R$ 453,982
Eletronorte | Neoenergia | Teles Pires Participaes
HIGHLIGHTS OF 2022
Percentage of equity interest sold			50.56%
Eletronorte | Neoenergia | Companhia Hidreltrica Teles Pires Participaes
HIGHLIGHTS OF 2022
Percentage of equity interest sold			0.90%
Energtica guas da Pedra S.A. | Eletronorte
HIGHLIGHTS OF 2022
Percentage of share capital ceded			49.00%